INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Reconciliation income tax benefit
	Nine months ended March 31,
	2016	2015
U.S. federal statutory rate	(34.00)%	(34.00)%
State income tax, net of federal benefit	(9.99)%	(9.99)%
Change in valuation allowance	43.99%	43.99%
Income tax provision (benefit)	0.00%	0.00%

	Year ended June 30,
	2015	2014
U.S. federal statutory rate	(34.0)%	(34.0)%
State income tax, net of federal benefit	(9.99)%	(9.99)%
Permanent difference – change in fair value of derivative instrument and non-cash interest expense	(296.14%)	(296.14%)
Change in valuation allowance	252.15%	252.15%
Income tax provision (benefit)	0.0%	0.0%

Benefit for income tax
	Nine months ended March 31,
	2016	2015
Federal:
Current	$—	$—
Deferred	(148,116)	(125,900)
State and local:
Current	—	—
Deferred	(43,520)	(36,992)
Change in valuation allowance	191,636	162,892
Income tax provision (benefit)	$—	$—

	Year ended June 30,
	2015	2014
Federal:
Current	$—	$—
Deferred	(290,437)	(438,568)
State and local:
Current	—	—
Deferred	(85,337)	(128,862)
Change in valuation allowance	375,774	567,430
Income tax provision (benefit)	$—	$—

Tax effects of temporary net deferred tax liability
	Year ended June 30,
	2015	2014
Net operating losses carried forward	$4,784,732	$4,784,732
Less: valuation allowance	(4,784,732)	(4,784,732)
Deferred tax assets	$—	$—